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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended DECEMBER 31, 2004

If amended report check here:      |_|                    Amendment Number: 2

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.

HHG PLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

4 BROADGATE                             LONDON EC2M 2DA     UK
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-10904

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

TOM WARE                    COMPLIANCE MANAGER                00 44 20 7818 4786
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                   /s/ Tom Ware
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      LONDON, UK               FEBRUARY 21, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4
                                         --------

Form 13F Information Table Entry Total:  2
                                         --------

Form 13F Information Table Value Total: $13,210
                                         --------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:
   ------------- ----------------------------------------
1. 28- 07704     Henderson Fund Management PLC
   ------------- ----------------------------------------
2. 28- 10907     HHG Invest PLC
   ------------- ----------------------------------------
3. 28- 10905     Henderson Global Investors Holdings PLC
   ------------- ----------------------------------------
4. 28- 10906     Henderson Global Investors Ltd
   ------------- ----------------------------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------

1ST DATA CORP COM US         COM        319963104   11,939   290,840   SH         Shared Defined   1,2,3,4    290,840
1ST HORIZON NATL USD         COM        320517105    1,271    29,514   SH         Shared Defined   1,2,3,4     29,514
         TOTAL:                                     13,210

                                       3